Asset Acquisition (Details Narrative) - USD ($) $ in Thousands	Oct. 10, 2023	May 26, 2023	Nov. 05, 2021	Oct. 29, 2021	Aug. 11, 2021	Sep. 30, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Business combination bargain purchase gain recognized amount			$ 1,900
Merger Shares issued						456,707	523,716	[1]
Merger Agreement [Member]
Business Acquisition [Line Items]
Merger Shares issued	39,600	19,800
Merger Shares issued		59,400
Soluna [Member]
Business Acquisition [Line Items]
Ownership percentage							100.00%
Harmattan Energy Ltd [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Stock issued for termination consideration			6,000
Soluna Computing Inc [Member] | Harmattan Energy Ltd [Member]
Business Acquisition [Line Items]
Termination consideration paid			$ 725
Transaction fees and expenses reimbursed			$ 75
Soluna Callisto [Member]
Business Acquisition [Line Items]
Merger shares issuable description					each share of common stock of Soluna Callisto issued and outstanding immediately prior to the effective time of the merger, other than shares owned by the Company or any of our subsidiaries, was cancelled and converted into the right to receive a proportionate share of up to 118,800 shares (the “Merger Shares”) of the Company’s common stock payable upon the achievement of certain milestones within five years after the effective date in the merger, as set forth in the merger agreement and the schedules thereto (the “Merger Consideration”)
Fair value of merger consideration				$ 33,000
Soluna Callisto [Member] | Condition One [Member]
Business Acquisition [Line Items]
Business acquisition description of acquired entity					Upon the Company achieving each one active MegaWatts (“Active MWs”) from the projects in which the cost requirement is satisfied, this will cause SHI to issue to HEL 792 shares for each one MW up to a maximum 150 Active MW
Soluna Callisto [Member] | Condition Two [Member]
Business Acquisition [Line Items]
Business acquisition description of acquired entity					If, on or before June 30, 2022, SCI or Soluna Callisto directly or indirectly achieves at least 50 active MWs from one or more of three current projects as set forth in the Merger Agreement that satisfy the Cost Requirement as defined within the Merger Agreement, then the Merger Shares will be issued at an accelerated rate of 1,188 Merger Shares for each of such first 50 Active MW, such that the Merger Shares in respect of the remaining 100 Active MWs (if any) will be issued at a reduced rate of 594 Merger Shares per Active MW (see below for extension and issuance of a proportion of shares)
Soluna Callisto [Member] | Condition Three [Member]
Business Acquisition [Line Items]
Business acquisition description of acquired entity					If, by June 30, 2023, SCI or Soluna Calisto fail to achieve directly or indirectly (other than pursuant to a Portfolio Acquisition) at least 50 Active MW from Projects that satisfy the Cost Requirement, then the maximum aggregate number of Merger Shares shall be reduced from 118,800 to 59,400 (see below for extension and issuance of a proportion of shares)
Soluna Callisto [Member] | Maximum [Member]
Business Acquisition [Line Items]
Shares issuable					118,800
Surviving Corportions [Member]
Business Acquisition [Line Items]
Percentage of voting interest							50.00%

[1]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.